STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
NET SALES	$ 4,251,348	$ 2,572,439	$ 7,324,756	$ 6,069,631	$ 13,432,220	$ 17,618,559
COST OF GOODS SOLD	2,822,044	2,187,544	4,899,120	4,531,504	9,527,143	12,221,370
GROSS PROFIT	1,429,304	384,895	2,425,636	1,538,127	3,905,077	5,397,189
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,944,502	1,202,307	3,128,093	2,983,327	5,019,604	5,483,586
RESEARCH AND DEVELOPMENT EXPENSES	128,895	201,234	263,817	384,814	671,493	870,279
LOSS FROM OPERATIONS	(644,093)	(1,018,646)	(966,274)	(1,830,014)	(1,786,020)	(956,676)
INTEREST EXPENSE	(82,498)	(24,623)	(102,340)	(46,107)	(86,561)	(90,058)
OTHER INCOME	5,138	1,766	5,175	8,683	1,223,261	61,176
LOSS BEFORE INCOME TAXES	(721,453)	(1,041,503)	(1,063,439)	(1,867,438)	(649,320)	(985,558)
INCOME TAX EXPENSE (BENEFIT)	823	0	(19,524)	(238,929)	(210,000)	(172,000)
NET LOSS	$ (722,276)	$ (1,041,503)	$ (1,043,915)	$ (1,628,509)	$ (439,320)	$ (813,558)
Earnings Per Common Share (EPS)
Basic (in dollars per share)	$ (0.37)	$ (0.53)	$ (0.53)	$ (0.82)	$ (0.22)	$ (0.41)
Diluted (in dollars per share)	$ (0.37)	$ (0.53)	$ (0.53)	$ (0.82)	$ (0.22)	$ (0.41)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)	1,977,959	1,976,354	1,977,368	1,976,354	1,976,354	1,980,253
Diluted (in shares)	1,977,959	1,976,354	1,977,368	1,976,354	1,976,354	1,980,253